Portfolio of Investments December 31, 2024
NXP
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 101.1%
733548552 MUNICIPAL BONDS - 101.1% 733548552
ALABAMA - 0.6%
$ 1,450,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5.250% 10/01/49 $ 1,554,530
3,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 3,112,304
TOTAL ALABAMA 4,666,834
ARIZONA - 2.9%
255,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
3.000 07/01/26 251,814
2,350,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5.000 07/01/47 2,371,722
1,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/51 831,273
1,465,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/54 1,425,099
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5.000 01/01/38 2,041,271
1,950,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5.000 07/01/37 1,981,574
3,185,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5.000 07/01/44 3,319,450
5,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5.000 07/01/49 5,093,938
2,410,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5.000 12/01/37 2,600,366
1,325,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5.250 08/01/54 1,416,676
TOTAL ARIZONA 21,333,183
ARKANSAS - 0.5%
500,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 477,560
6,555,000 Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project, Series
2006 - AMBAC Insured
0.000 07/01/46 2,419,738
500,000 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas
Children's Hospital, Series 2023
5.000 03/01/43 531,984
TOTAL ARKANSAS 3,429,282
CALIFORNIA - 15.0%
11,000,000 Alhambra Unified School District, Los Angeles County, California,
General Obligation Bonds, Capital Appreciation Series 2009B -
AGC Insured
0.000 08/01/41 5,782,252
4,245,000 Anaheim City School District, Orange County, California, General
Obligation Bonds, Election 2002 Series 2007 - AGM Insured
0.000 08/01/31 3,382,698
2,840,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/30 2,340,215
6,740,000 (b) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured,
(ETM)
0.000 09/01/35 4,679,024
5,760,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM Insured
0.000 09/01/35 3,883,884
1,175,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B, (AMT)
5.250 07/01/49 1,250,585
120,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/49 110,727

Portfolio of Investments December 31, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,645,000 Cypress Elementary School District, Orange County, California,
General Obligation Bonds, Series 2009A - AGM Insured
0.000% 05/01/34 $ 1,916,864
2,440,000 Eureka Unified School District, Humboldt County, California,
General Obligation Bonds, Series 2002 - AGM Insured
0.000 08/01/27 2,245,007
2,275,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 4, Series 2007A - NPFG Insured
0.000 10/01/28 2,016,107
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5.000 07/01/53 1,037,532
6,080,000 (b) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AMBAC Insured, (ETM)
0.000 06/01/28 5,457,868
6,060,000 Grossmont Union High School District, San Diego County,
California, General Obligation Bonds, Series 2006 - NPFG
Insured
0.000 08/01/25 5,947,266
1,495,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC Insured
0.000 08/01/33 1,120,300
4,055,000 Kern Community College District, California, General Obligation
Bonds, Series 2003A - FGIC Insured
0.000 03/01/28 3,647,269
3,480,000 (c) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0.000 08/01/43 3,433,356
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.500 11/01/39 561,064
11,985,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002, Series
2007C - AGM Insured
0.000 08/01/32 9,233,717
1,195,000 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, Series 2003 - AGM Insured
0.000 08/01/28 1,066,459
3,000,000 Palomar Pomerado Health, California, General Obligation Bonds,
Capital Appreciation, Election of 2004, Series 2007A - NPFG
Insured
0.000 08/01/25 2,919,825
8,790,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0.000 08/01/29 7,479,389
12,240,000 (b) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0.000 10/01/34 8,703,243
1,500,000 Placer Union High School District, Placer County, California,
General Obligation Bonds, Series 2004C - AGM Insured
0.000 08/01/32 1,158,246
8,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Election 2008 Series 2009A
0.000 08/01/32 6,213,015
8,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement District
2007-1, Election 2008 Series 2009A
0.000 08/01/33 5,974,819
3,940,000 Rancho Mirage Redevelopment Agency, California, Tax
Allocation Bonds, Combined Whitewater and 1984 Project Areas,
Series 2003A - NPFG Insured
0.000 04/01/35 2,636,998
2,755,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Series 2007 - AGM Insured
0.000 07/01/25 2,713,301
3,570,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5.000 07/01/48 3,729,307
2,110,000 Sierra Sands Unified School District, Kern County, California,
General Obligation Bonds, Election of 2006, Series 2006A - FGIC
Insured
0.000 11/01/28 1,842,302
6,025,000 Simi Valley Unified School District, Ventura County, California,
General Obligation Bonds, Election of 2004 Series 2007C
0.000 08/01/30 5,057,101
1,150,000 Woodside Elementary School District, San Mateo County,
California, General Obligation Bonds, Election of 2005, Series
2007 - AMBAC Insured
0.000 10/01/30 948,460
TOTAL CALIFORNIA 108,488,200

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO - 8.5%
$ 4,150,000 Arkansas River Power Authority, Colorado, Power Supply System
Revenue Bonds, Refunding Series 2018A
5.000% 10/01/43 $ 4,195,828
5,625,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5.250 12/01/49 6,223,042
150,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4.000 08/01/44 140,181
1,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/44 1,643,780
5,000,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B
5.000 12/01/47 5,095,944
2,475,000 Colorado State, Certificates of Participation, Rural Series 2020A 4.000 12/15/37 2,507,432
480,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
5.000 12/01/44 500,604
9,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5.000 11/15/47 9,334,917
2,275,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/45 2,514,845
4,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5.000 12/01/43 4,568,590
8,350,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/29 7,102,930
1,295,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/32 980,280
4,475,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 3,244,704
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0.000 09/01/38 6,371,431
1,000,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5.000 12/01/33 1,008,898
620,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5.000 12/01/35 624,851
5,000,000 Windy Gap Firming Project Water Activity Enterprise, Colorado,
Senior Revenue Bonds, Series 2021
5.000 07/15/51 5,257,282
TOTAL COLORADO 61,315,539
CONNECTICUT - 1.4%
2,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Avon Old Farms School, Series 2021D-1
2.625 07/01/51 1,303,725
2,500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U
4.000 07/01/52 2,359,799
5,390,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A
4.000 05/01/40 5,431,647
750,000 University of Connecticut, General Obligation Bonds, Series
2015A
5.000 03/15/31 765,901
TOTAL CONNECTICUT 9,861,072
DISTRICT OF COLUMBIA - 1.8%
1,500,000 (b) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6.500 10/01/41 1,585,004
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6.500 10/01/44 2,171,816
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5.250 10/01/53 5,264,578
2,450,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2024A, (AMT)
5.250 10/01/49 2,606,365
1,070,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4.000 07/15/46 1,043,188
TOTAL DISTRICT OF COLUMBIA 12,670,951

Portfolio of Investments December 31, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 4.7%
$ 1,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000% 07/01/41 $ 977,120
1,700,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5.000 07/01/44 1,747,497
3,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.500 07/01/53 3,043,320
4,970,000 (a) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8.250 07/01/57 5,138,458
10,000,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Priority Subordinate Series 2024, (AMT), (UB)
5.250 10/01/49 10,697,066
2,000,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5.000 10/01/42 2,029,068
1,545,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5.000 10/01/47 1,559,325
1,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
4.125 11/15/51 945,127
1,565,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.500 11/15/54 1,741,135
5,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2019A, (AMT)
5.000 10/01/49 5,074,813
1,090,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5.000 08/01/54 1,102,649
TOTAL FLORIDA 34,055,578
GEORGIA - 1.5%
3,665,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4.000 07/01/49 3,559,151
3,775,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D, (Mandatory Put 12/01/30)
5.000 12/01/54 3,960,278
1,250,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5.250 01/01/49 1,348,133
1,570,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5.250 01/01/54 1,686,230
TOTAL GEORGIA 10,553,792
GUAM - 1.2%
7,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5.000 11/15/39 7,259,935
1,460,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5.000 01/01/46 1,473,640
TOTAL GUAM 8,733,575
HAWAII - 0.7%
5,000,000 Hawaii State, Airport System Revenue Bonds, Series 2015A,
(AMT)
5.000 07/01/41 5,010,721
TOTAL HAWAII 5,010,721
IDAHO - 3.2%
5,000,000 Boise City Water Renewal System, Idaho, Revenue Bonds,
Refunding Series 2022
5.000 09/01/47 5,299,117
1,600,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5.000 04/01/48 1,710,694
6,915,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2014A
5.000 03/01/44 6,914,869
1,220,000 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue
Bonds, Transportation Expansion & Congestion Mitigation Fund,
Series 2023A
5.250 08/15/48 1,328,740

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 2,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5.625% 11/01/43 $ 2,056,109
6,000,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5.875 11/01/53 6,153,353
TOTAL IDAHO 23,462,882
ILLINOIS - 10.3%
2,050,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6.000 04/01/46 2,111,318
1,790,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C
5.000 12/01/30 1,815,064
725,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B
6.500 12/01/46 744,531
1,500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A
5.000 12/01/38 1,519,195
3,900,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Series 1999A - FGIC Insured
0.000 12/01/28 3,321,301
55,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0.000 12/01/28 46,839
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A
5.250 01/01/48 5,306,949
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5.000 01/01/41 1,563,061
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5.250 01/01/53 5,337,182
1,190,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5.250 11/01/53 1,270,583
10,000,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I, (UB)
4.625 04/01/50 9,946,538
2,500,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4.000 01/01/46 2,336,269
1,720,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/29 1,447,499
45,000 (b) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A, (ETM)
0.000 06/15/30 37,407
765,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0.000 06/15/30 632,501
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/30 2,030,639
17,195,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/31 13,429,085
1,350,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/35 906,162
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 12/15/36 9,425,901
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/37 1,228,240
9,370,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0.000 06/15/39 5,174,874
5,000,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2015
5.000 03/01/28 5,013,525
TOTAL ILLINOIS 74,644,663

Portfolio of Investments December 31, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.3%
$ 1,600,000 (b) Indiana Bond Bank, Special Program Bonds, Carmel Junior
Waterworks Project, Series 2008B - AGM Insured, (ETM)
0.000% 06/01/30 $ 1,338,883
2,040,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
5.000 12/01/40 2,045,602
5,060,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2020A
4.000 07/01/45 4,675,611
500,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5.250 01/01/49 541,034
1,000,000 Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0.000 07/15/28 883,019
TOTAL INDIANA 9,484,149
IOWA - 0.2%
1,165,000 (b) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5.000 12/01/50 1,325,694
TOTAL IOWA 1,325,694
KENTUCKY - 0.1%
805,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6.750 07/01/43 931,489
TOTAL KENTUCKY 931,489
LOUISIANA - 0.6%
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5.000 12/01/42 1,913,927
500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5.500 09/01/54 528,956
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5.000 12/01/53 2,117,208
TOTAL LOUISIANA 4,560,091
MARYLAND - 0.7%
5,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2024A, (AMT)
5.250 08/01/54 5,308,587
TOTAL MARYLAND 5,308,587
MASSACHUSETTS - 4.7%
3,000,000 Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019
5.000 06/15/49 3,000,337
10,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
4.000 10/01/46 9,684,778
2,230,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Series 2016BB-1
5.000 10/01/46 2,270,143
6,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5.000 12/01/46 6,599,616
600,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3.625 07/01/37 527,888
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4.000 05/01/45 2,944,862
2,415,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A
5.000 06/01/47 2,472,540
5,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A
5.000 06/01/50 5,259,779
1,000,000 Newburyport, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Refunding Series 2013
4.000 01/15/30 1,000,114
480,000 University of Massachusetts Building Authority, Project Revenue
Bonds, Senior Series 2014-1
5.000 11/01/39 480,349
TOTAL MASSACHUSETTS 34,240,406

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 1.5%
$ 5,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2024A
5.250% 07/01/54 $ 5,460,424
385,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5.000 04/15/38 388,381
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I
5.000 04/15/35 4,116,116
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B - AGM
Insured, (AMT)
5.500 12/01/48 1,087,593
TOTAL MICHIGAN 11,052,514
MINNESOTA - 1.3%
3,050,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5.250 01/01/54 3,277,398
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
4.000 05/01/50 957,519
1,300,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5.000 05/01/54 1,358,412
3,850,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6.000 09/01/51 3,901,839
TOTAL MINNESOTA 9,495,168
MISSOURI - 2.8%
5,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5.250 12/01/47 5,373,792
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5.000 03/01/54 7,069,919
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0.000 04/15/30 4,081,496
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5.000 11/15/38 2,000,865
1,700,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4.000 02/15/54 1,584,526
TOTAL MISSOURI 20,110,598
NEBRASKA - 1.5%
3,550,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 3,734,107
3,000,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5.000 11/15/47 3,030,540
545,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
4.125 11/01/36 535,496
2,700,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5.000 11/01/45 2,714,451
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/26 251,136
305,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/27 306,010
TOTAL NEBRASKA 10,571,740
NEVADA - 0.2%
1,710,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5.000 09/01/37 1,748,680
TOTAL NEVADA 1,748,680

Portfolio of Investments December 31, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 5.2%
$ 3,495,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds,  Series 2013
5.000% 01/01/37 $ 3,503,410
940,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5.125 01/01/39 940,745
2,000,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5.500 06/15/31 2,100,136
305,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A - AGM
Insured
5.000 07/01/28 307,087
260,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A - AGM
Insured
5.000 07/01/29 261,732
4,900,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0.000 12/15/28 4,287,480
35,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0.000 12/15/34 24,199,704
2,000,000 (b) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA, (Pre-refunded 6/15/25)
5.250 06/15/29 2,018,757
TOTAL NEW JERSEY 37,619,051
NEW MEXICO - 0.7%
1,000,000 Farmington Municipal School District 5, San Juan County, New
Mexico, General Obligation Bonds, School Building Series 2015
5.000 09/01/28 1,011,986
3,000,000 New Mexico Mortgage Finance Authority, Multifamily Housing
Revenue Bonds, St Anthony, Series 2007A, (AMT)
5.250 09/01/42 3,006,797
1,035,000 University of New Mexico, Revenue Bonds, Refunding &
Improvement Subordinate Lien Series 2016A
4.500 06/01/36 1,046,419
TOTAL NEW MEXICO 5,065,202
NEW YORK - 4.5%
2,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.500 10/01/54 2,761,558
1,115,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5.000 03/15/49 1,201,441
1,260,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2015 Series HH
5.000 06/15/37 1,268,350
3,775,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
5.250 06/15/47 4,143,811
10,000,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020A
4.000 03/15/45 9,830,763
5,000,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5.250 12/31/54 5,307,033
2,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT)
5.250 08/01/47 2,664,842
5,000,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
5.250 05/15/59 5,438,826
TOTAL NEW YORK 32,616,624
NORTH CAROLINA - 0.1%
1,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023B, (AMT)
5.000 07/01/48 1,041,021
TOTAL NORTH CAROLINA 1,041,021
OHIO - 0.0%
250,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3.375 08/01/29 243,849
TOTAL OHIO 243,849

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 0.9%
$ 1,230,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000% 08/15/38 $ 1,252,854
5,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2023
5.500 01/01/53 5,499,945
TOTAL OKLAHOMA 6,752,799
OREGON - 2.9%
500,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/54 525,734
1,505,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5.000 06/15/36 1,560,299
60,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5.000 06/15/40 61,933
500,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
5.000 11/15/52 481,776
2,000,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A
0.000 06/15/41 940,560
2,130,000 Medford Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Asante Health System, Refunding Series 2020A
5.000 08/15/50 2,193,790
2,000,000 Oregon Facilities Authority, Revenue Bonds, Willamette
University, Refunding Series 2016B
5.000 10/01/40 2,004,816
5,000,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4.000 07/01/44 4,900,652
3,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2024-30A, (AMT)
5.250 07/01/54 3,176,815
2,500,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5.000 05/15/46 2,523,125
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2017
5.000 06/15/30 782,771
1,500,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4.000 12/01/36 1,507,112
TOTAL OREGON 20,659,383
PENNSYLVANIA - 3.6%
1,500,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3.750 10/01/47 1,277,060
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2020
5.000 11/15/45 1,026,007
65,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1, (Pre-
refunded 6/15/26)
5.000 06/15/31 66,812
755,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1, (ETM)
5.000 06/15/31 842,105
4,180,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, State System of Higher Education, Series 2016AT-1
5.000 06/15/31 4,274,921
3,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
5.000 11/01/51 3,160,655
10,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-147A, (UB)
4.700 10/01/49 10,043,455
5,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5.250 09/01/49 5,499,000
TOTAL PENNSYLVANIA 26,190,015
PUERTO RICO - 2.4%
21,600,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0.000 07/01/46 6,986,004
2,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4.750 07/01/53 2,516,585
4,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.329 07/01/40 3,950,468
3,624,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4.784 07/01/58 3,566,191

Portfolio of Investments December 31, 2024
(continued)
NXP

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 500,206 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000% 11/01/51 $ 310,753
TOTAL PUERTO RICO 17,330,001
SOUTH CAROLINA - 0.3%
1,940,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5.000 07/01/48 1,957,585
TOTAL SOUTH CAROLINA 1,957,585
SOUTH DAKOTA - 0.1%
1,000,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5.000 11/01/35 1,008,772
TOTAL SOUTH DAKOTA 1,008,772
TENNESSEE - 1.4%
4,695,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5.250 07/01/56 5,049,849
5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/49 5,122,150
TOTAL TENNESSEE 10,171,999
TEXAS - 5.8%
110,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/33 111,008
85,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/34 85,779
240,000 (b) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5.000 01/01/35 242,200
1,160,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
5.000 12/01/45 1,162,588
2,935,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/30 2,384,218
480,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/30 389,923
1,405,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/32 979,598
465,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/36 267,836
2,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/36 1,089,585
2,165,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/41 821,149
10,315,000 (b) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/41 4,346,505
3,045,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0.000 11/15/34 1,871,975
8,110,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0.000 11/15/38 3,822,541
5,325,000 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
5.000 02/15/41 5,770,577
13,410,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A
5.000 02/15/53 14,218,374
1,500,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
5.000 02/15/50 1,541,707
430,000 (a) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 428,616
200,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Scott & White Healthcare Project,
Series 2016A
4.000 11/15/42 194,427

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,410,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A - AMBAC Insured
0.000% 08/15/25 $ 2,357,640
TOTAL TEXAS 42,086,246
UTAH - 0.3%
2,095,000 Millard School District, Utah, Lease Revenue Bonds Local
Building Authority Series 2024 - BAM Insured
5.000 05/15/49 2,251,134
TOTAL UTAH 2,251,134
VIRGIN ISLANDS - 0.2%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 1,679,797
TOTAL VIRGIN ISLANDS 1,679,797
WASHINGTON - 4.2%
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/44 5,119,428
3,485,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/46 3,593,452
1,285,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1 - BAM Insured
4.000 08/01/44 1,246,567
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5.000 10/01/32 4,009,098
5,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/38 5,009,803
8,390,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series 2021B
4.000 07/01/58 7,666,137
2,060,000 Washington State, General Obligation Bonds, Various Purpose
Series 2016A-1
5.000 08/01/39 2,074,176
2,115,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003F - NPFG Insured
0.000 12/01/27 1,926,964
TOTAL WASHINGTON 30,645,625
WISCONSIN - 1.3%
3,290,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5.000 06/01/39 3,291,313
985,000 (b) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A, (Pre-refunded 5/15/26)
4.000 11/15/46 995,059
1,015,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A
4.000 11/15/46 965,755
3,855,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016
5.000 12/01/41 3,921,934
TOTAL WISCONSIN 9,174,061
TOTAL MUNICIPAL BONDS
(Cost $693,586,127) 733,548,552
TOTAL LONG-TERM INVESTMENTS
(Cost $693,586,127) 733,548,552
FLOATING RATE OBLIGATIONS - (3.6)% (26,400,000)
OTHER ASSETS & LIABILITIES, NET -  2.5% 18,674,911
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 725,823,463
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments December 31, 2024
(continued)
NXP

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $16,510,468 or 2.3% of Total Investments.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
NXP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 733,548,552 $ – $ 733,548,552
Total $ – $ 733,548,552 $ – $ 733,548,552